Financial Guarantees and Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Financial Guarantees and Condensed Consolidating Financial Statements
Financial Guarantees and Condensed Consolidating Financial Statements
AVINTIV’s Senior Secured Notes are fully and unconditionally guaranteed, jointly and severally on a senior secured basis, by each of AVINTIV’s 100% owned domestic subsidiaries (collectively, the “Guarantors”). As substantially all of AVINTIV’s operating income and cash flow is generated by its subsidiaries, funds necessary to meet AVINTIV’s debt service obligations may be provided, in part, by distributions or advances from its subsidiaries. Under certain circumstances, contractual and legal restrictions, as well as the financial condition and operating requirements of AVINTIV’s subsidiaries, could limit AVINTIV’s ability to obtain cash from its subsidiaries for the purpose of meeting its debt service obligations, including the payment of principal and interest on the Senior Secured Notes. Although holders of the Senior Secured Notes will be direct creditors of AVINTIV’s principal direct subsidiaries by virtue of the guarantees, AVINTIV has subsidiaries that are not included among the Guarantors (collectively, the “Non-Guarantors”), and such subsidiaries will not be obligated with respect to the Senior Secured Notes. As a result, the claims of creditors of the Non-Guarantors will effectively have priority with respect to the assets and earnings of such companies over the claims of creditors of AVINTIV, including the holders of the Senior Secured Notes.
The following Condensed Consolidating Financial Statements are presented to satisfy the disclosure requirements of Rule 3-10 of Regulation S-X. In accordance with Rule 3-10, the subsidiary guarantors are all 100% owned by AVINTIV (the “Issuer”). The guarantees on the Senior Secured Notes are full and unconditional and all guarantees are joint and several. The information presents Condensed Consolidating Balance Sheets as of March 31, 2015 and December 31, 2014, Condensed Consolidating Statements of Comprehensive Income (Loss) for the three months ended March 31, 2015 and March 29, 2014, and Condensed Consolidating Statements of Cash Flows for the three months ended March 31, 2015 and March 29, 2014 of (1) AVINTIV (Issuer), (2) the Guarantors, (3) the Non-Guarantors and (4) consolidating eliminations to arrive at the information for the Company on a consolidated basis.

Condensed Consolidating Balance Sheet
As of March 31, 2015

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$3,026	$91,898	$65,677	$—	$160,601
Accounts receivable, net	—	48,403	203,478	—	251,881
Inventories, net	—	56,117	101,659	(760)	157,016
Deferred income taxes	—	3,081	15,904	(3,027)	15,958
Other current assets	10,595	16,748	52,032	—	79,375
Total current assets	13,621	216,247	438,750	(3,787)	664,831
Property, plant and equipment, net	5,229	199,584	602,431	—	807,244
Goodwill	—	55,999	145,348	—	201,347
Intangible assets, net	32,688	116,595	22,693	—	171,976
Net investment in and advances to (from) subsidiaries	1,389,585	429,901	(774,303)	(1,045,183)	—
Deferred income taxes	2,315	—	19,337	(1,579)	20,073
Other noncurrent assets	281	7,273	28,736	—	36,290
Total assets	$1,443,719	$1,025,599	$482,992	$(1,050,549)	$1,901,761
LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	$1,139	$—	$24,603	$—	$25,742
Accounts payable and accrued liabilities	36,928	55,903	189,077	—	281,908
Income taxes payable	169	756	6,794	—	7,719
Deferred income taxes	2,896	—	10,162	(2,159)	10,899
Current portion of long-term debt	7,145	—	31,424	—	38,569
Total current liabilities	48,277	56,659	262,060	(2,159)	364,837
Long-term debt	1,408,345	—	2,851	—	1,411,196
Deferred income taxes	—	14,699	25,316	(2,447)	37,568
Other noncurrent liabilities	258	36,257	64,216	—	100,731
Total liabilities	1,456,880	107,615	354,443	(4,606)	1,914,332
Redeemable noncontrolling interest	76,584	—	—	—	76,584
Common stock	—	—	16,966	(16,966)	—
AVINTIV Specialty Materials Inc. shareholders’ equity	(89,745)	917,984	110,993	(1,028,977)	(89,745)
Noncontrolling interest	—	—	590	—	590
Total (deficit) equity	(89,745)	917,984	128,549	(1,045,943)	(89,155)
Total liabilities, redeemable noncontrolling interest and equity	$1,443,719	$1,025,599	$482,992	$(1,050,549)	$1,901,761

Condensed Consolidating Balance Sheet
As of December 31, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$34,720	$76,744	$67,027	$—	$178,491
Accounts receivable, net	—	39,504	208,223	—	247,727
Inventories, net	—	54,044	120,775	(1,118)	173,701
Deferred income taxes	—	3,279	16,523	(3,026)	16,776
Other current assets	10,465	19,250	59,406	—	89,121
Total current assets	45,185	192,821	471,954	(4,144)	705,816
Property, plant and equipment, net	5,445	204,800	659,985	—	870,230
Goodwill	—	55,999	164,555	—	220,554
Intangible assets, net	34,529	118,283	26,099	—	178,911
Net investment in and advances to (from) subsidiaries	1,437,946	494,906	(811,794)	(1,121,058)	—
Deferred income taxes	1,578	—	18,232	(1,579)	18,231
Other noncurrent assets	285	7,111	34,035	—	41,431
Total assets	$1,524,968	$1,073,920	$563,066	$(1,126,781)	$2,035,173
LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	$405	$—	$17,260	$—	$17,665
Accounts payable and accrued liabilities	39,529	64,552	217,232	—	321,313
Income taxes payable	223	2,986	6,427	—	9,636
Deferred income taxes	2,322	—	10,216	(2,321)	10,217
Current portion of long-term debt	7,143	—	24,749	—	31,892
Total current liabilities	49,622	67,538	275,884	(2,321)	390,723
Long-term debt	1,410,059	—	23,224	—	1,433,283
Deferred income taxes	—	14,897	23,760	(2,434)	36,223
Other noncurrent liabilities	461	36,839	72,264	—	109,564
Total liabilities	1,460,142	119,274	395,132	(4,755)	1,969,793
Redeemable noncontrolling interest	89,181	—	—	—	89,181
Common stock	—	—	16,966	(16,966)	—
AVINTIV Specialty Materials Inc. shareholders’ equity	(24,355)	954,646	150,414	(1,105,060)	(24,355)
Noncontrolling interest	—	—	554	—	554
Total equity	(24,355)	954,646	167,934	(1,122,026)	(23,801)
Total liabilities and equity	$1,524,968	$1,073,920	$563,066	$(1,126,781)	$2,035,173

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Three Months Ended March 31, 2015

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$141,800	$327,774	$(8,336)	$461,238
Cost of goods sold	—	(108,769)	(255,387)	8,336	(355,820)
Gross profit	—	33,031	72,387	—	105,418
Selling, general and administrative expenses	(15,991)	(13,206)	(35,792)	—	(64,989)
Special charges, net	(2,682)	(738)	(2,602)	—	(6,022)
Other operating, net	264	(564)	1,723	—	1,423
Operating income (loss)	(18,409)	18,523	35,716	—	35,830
Other income (expense):
Interest expense	(16,251)	(1,898)	(9,484)	—	(27,633)
Intercompany royalty and technical service fees	2,105	1,559	(3,664)	—	—
Foreign currency and other, net	(2,888)	879	(41,914)	—	(43,923)
Equity in earnings of subsidiaries	(7,971)	(23,585)	—	31,556	—
Income (loss) before income taxes	(43,414)	(4,522)	(19,346)	31,556	(35,726)
Income tax (provision) benefit	3,456	(3,812)	(4,192)	—	(4,548)
Net income (loss)	(39,958)	(8,334)	(23,538)	31,556	(40,274)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	—	—	(316)	—	(316)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	$(39,958)	$(8,334)	$(23,222)	$31,556	$(39,958)
Comprehensive income (loss) attributable to AVINTIV Specialty Materials Inc.	$(68,636)	$(37,363)	$(39,423)	$76,786	$(68,636)

Condensed Consolidating Statement of Comprehensive Income (Loss)
For the Three Months Ended March 29, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$148,896	$286,667	$(12,979)	$422,584
Cost of goods sold	(37)	(122,587)	(238,474)	12,979	(348,119)
Gross profit	(37)	26,309	48,193	—	74,465
Selling, general and administrative expenses	(10,930)	(13,551)	(31,053)	—	(55,534)
Special charges, net	(3,965)	(532)	(4,214)	—	(8,711)
Other operating, net	12	(212)	(869)	—	(1,069)
Operating income (loss)	(14,920)	12,014	12,057	—	9,151
Other income (expense):
Interest expense	(19,931)	7,083	(5,058)	—	(17,906)
Intercompany royalty and technical service fees	2,695	1,653	(4,348)	—	—
Foreign currency and other, net	10,800	553	(6,394)	—	4,959
Equity in earnings of subsidiaries	8,285	(8,162)	—	(123)	—
Income (loss) before income taxes	(13,071)	13,141	(3,743)	(123)	(3,796)
Income tax (provision) benefit	3,591	(4,914)	(4,377)	—	(5,700)
Net income (loss)	(9,480)	8,227	(8,120)	(123)	(9,496)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	—	—	(16)	—	(16)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	$(9,480)	$8,227	$(8,104)	$(123)	$(9,480)
Comprehensive income (loss) attributable to AVINTIV Specialty Materials Inc.	$(7,793)	$9,725	$(6,060)	$(3,665)	$(7,793)

Condensed Consolidating Statement of Cash Flows
For the Three Months Ended March 31, 2015

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(33,186)	$5,433	$27,224	$—	$(529)
Investing activities:
Purchases of property, plant and equipment	(186)	(3,237)	(7,587)	—	(11,010)
Proceeds from the sale of assets	—	—	532	—	532
Acquisition of intangibles and other	(113)	—	—	—	(113)
Intercompany investing activities, net	2,845	15,803	—	(18,648)	—
Net cash provided by (used in) investing activities	2,546	12,566	(7,055)	(18,648)	(10,591)
Financing activities:
Proceeds from long-term borrowings	—	—	15	—	15
Proceeds from short-term borrowings	869	—	18,105	—	18,974
Repayment of long-term borrowings	(1,788)	—	(9,997)	—	(11,785)
Repayment of short-term borrowings	(135)	—	(8,813)	—	(8,948)
Intercompany financing activities, net	—	(2,845)	(15,803)	18,648	—
Net cash provided by (used in) financing activities	(1,054)	(2,845)	(16,493)	18,648	(1,744)
Effect of exchange rate changes on cash	—	—	(5,026)	—	(5,026)
Net change in cash and cash equivalents	(31,694)	15,154	(1,350)	—	(17,890)
Cash and cash equivalents at beginning of period	34,720	76,744	67,027	—	178,491
Cash and cash equivalents at end of period	$3,026	$91,898	$65,677	$—	$160,601

Condensed Consolidating Statement of Cash Flows
For the Three Months Ended March 29, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(35,352)	$30,624	$(9,861)	$—	$(14,589)
Investing activities:
Purchases of property, plant and equipment	(746)	(5,795)	(7,574)	—	(14,115)
Acquisition of intangibles and other	(57)	—	—	—	(57)
Intercompany investing activities, net	11,035	(16,505)	50	5,420	—
Net cash provided by (used in) investing activities	10,232	(22,300)	(7,524)	5,420	(14,172)
Financing activities:
Proceeds from long-term borrowings	3,000	—	152	—	3,152
Proceeds from short-term borrowings	1,024	—	6,582	—	7,606
Repayment of long-term borrowings	(3,898)	—	(2,062)	—	(5,960)
Repayment of short-term borrowings	(478)	—	(1,471)	—	(1,949)
Intercompany financing activities, net	24,168	(11,085)	(7,663)	(5,420)	—
Net cash provided by (used in) financing activities	23,816	(11,085)	(4,462)	(5,420)	2,849
Effect of exchange rate changes on cash	—	—	(512)	—	(512)
Net change in cash and cash equivalents	(1,304)	(2,761)	(22,359)	—	(26,424)
Cash and cash equivalents at beginning of period	2,068	13,103	70,893	—	86,064
Cash and cash equivalents at end of period	$764	$10,342	$48,534	$—	$59,640

Financial Guarantees and Condensed Consolidating Financial Statements
AVINTIV’s Senior Secured Notes are fully and unconditionally guaranteed, jointly and severally on a senior secured basis, by each of AVINTIV’s 100% owned domestic subsidiaries (collectively, the “Guarantors”). As substantially all of AVINTIV’s operating income and cash flow is generated by its subsidiaries, funds necessary to meet AVINTIV’s debt service obligations may be provided, in part, by distributions or advances from its subsidiaries. Under certain circumstances, contractual and legal restrictions, as well as the financial condition and operating requirements of AVINTIV’s subsidiaries, could limit AVINTIV’s ability to obtain cash from its subsidiaries for the purpose of meeting its debt service obligations, including the payment of principal and interest on the Senior Secured Notes. Although holders of the Senior Secured Notes will be direct creditors of AVINTIV’s principal direct subsidiaries by virtue of the guarantees, AVINTIV has subsidiaries that are not included among the Guarantors (collectively, the “Non-Guarantors”), and such subsidiaries will not be obligated with respect to the Senior Secured Notes. As a result, the claims of creditors of the Non-Guarantors will effectively have priority with respect to the assets and earnings of such companies over the claims of creditors of Polymer, including the holders of the Senior Secured Notes.
The following Condensed Consolidating Financial Statements are presented to satisfy the disclosure requirements of Rule 3-10 of Regulation S-X. In accordance with Rule 3-10, the subsidiary guarantors are all 100% owned by AVINTIV (the “Issuer”). The guarantees on the Senior Secured Notes are full and unconditional and all guarantees are joint and several. The information presents Condensed Consolidating Balance Sheets as of December 31, 2014 and December 28, 2013 and Condensed Consolidating Statements of Operations and Condensed Consolidating Statements of Cash Flows for the fiscal years ended December 31, 2014, December 28, 2013 and December 29, 2012 of (1) AVINTIV (Issuer), (2) the Guarantors, (3) the Non-Guarantors and (4) consolidating eliminations to arrive at the information for the Company on a consolidated basis.

Condensed Consolidating Balance Sheets
As of December 31, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$34,720	$76,744	$67,027	$—	$178,491
Accounts receivable, net	—	39,504	208,223	—	247,727
Inventories, net	—	54,044	120,775	(1,118)	173,701
Deferred income taxes	—	3,279	16,523	(3,026)	16,776
Other current assets	10,465	19,250	59,406	—	89,121
Total current assets	45,185	192,821	471,954	(4,144)	705,816
Property, plant and equipment, net	5,445	204,800	659,985	—	870,230
Goodwill	—	55,999	164,555	—	220,554
Intangible assets, net	34,529	118,283	26,099	—	178,911
Net investment in and advances to (from) subsidiaries	1,437,946	494,906	(811,794)	(1,121,058)	—
Deferred income taxes	1,578	—	18,232	(1,579)	18,231
Other noncurrent assets	285	7,111	34,035	—	41,431
Total assets	$1,524,968	$1,073,920	$563,066	$(1,126,781)	$2,035,173
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term borrowings	$405	$—	$17,260	$—	$17,665
Accounts payable and accrued liabilities	39,529	64,552	217,232	—	321,313
Income taxes payable	223	2,986	6,427	—	9,636
Deferred income taxes	2,322	—	10,216	(2,321)	10,217
Current portion of long-term debt	7,143	—	24,749	—	31,892
Total current liabilities	49,622	67,538	275,884	(2,321)	390,723
Long-term debt	1,410,059	—	23,224	—	1,433,283
Deferred income taxes	—	14,897	23,760	(2,434)	36,223
Other noncurrent liabilities	461	36,839	72,264	—	109,564
Total liabilities	1,460,142	119,274	395,132	(4,755)	1,969,793
Redeemable noncontrolling interest	89,181	—	—	—	89,181
Common stock	—	—	16,966	(16,966)	—
Other shareholders’ (deficit) equity	(24,355)	954,646	150,414	(1,105,060)	(24,355)
Noncontrolling interests	—	—	554	—	554
Total shareholders' (deficit) equity	(24,355)	954,646	167,934	(1,122,026)	(23,801)
Total liabilities and shareholders' equity	$1,524,968	$1,073,920	$563,066	$(1,126,781)	$2,035,173

Condensed Consolidating Balance Sheets
As of December 28, 2013

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$2,068	$13,103	$70,893	$—	$86,064
Accounts receivable, net	—	46,828	147,999	—	194,827
Inventories, net	—	46,428	109,646	—	156,074
Deferred income taxes	385	2,438	2,318	(2,823)	2,318
Other current assets	1,887	12,696	44,513	—	59,096
Total current assets	4,340	121,493	375,369	(2,823)	498,379
Property, plant and equipment, net	2,756	207,256	442,768	—	652,780
Goodwill	—	54,683	60,645	—	115,328
Intangible assets, net	31,525	125,146	12,728	—	169,399
Net investment in and advances to (from) subsidiaries	1,013,856	615,314	(363,414)	(1,265,756)	—
Deferred income taxes	—	—	2,582	—	2,582
Other noncurrent assets	298	8,869	16,885	—	26,052
Total assets	$1,052,775	$1,132,761	$547,563	$(1,268,579)	$1,464,520
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term borrowings	$410	$—	$2,062	$—	$2,472
Accounts payable and accrued liabilities	36,510	61,950	209,271	—	307,731
Income taxes payable	369	—	3,244	—	3,613
Deferred income taxes	—	—	194	1,148	1,342
Current portion of long-term debt	3,039	—	10,758	—	13,797
Total current liabilities	40,328	61,950	225,529	1,148	328,955
Long-term debt	850,767	—	29,632	—	880,399
Deferred income taxes	974	12,543	23,689	(3,970)	33,236
Other noncurrent liabilities	1,810	31,718	28,663	—	62,191
Total liabilities	893,879	106,211	307,513	(2,822)	1,304,781
Common stock	—	—	16,966	(16,966)	—
Other shareholders’ (deficit) equity	158,896	1,026,550	222,241	(1,248,791)	158,896
Noncontrolling interests	—	—	843	—	843
Total shareholders' (deficit) equity	158,896	1,026,550	240,050	(1,265,757)	159,739
Total liabilities and shareholders' equity	$1,052,775	$1,132,761	$547,563	$(1,268,579)	$1,464,520

Condensed Consolidating Statements of Operations
For the Fiscal Year Ended December 31, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$594,464	$1,303,006	$(37,556)	$1,859,914
Cost of goods sold	(583)	(478,465)	(1,084,914)	37,556	(1,526,406)
Gross profit	(583)	115,999	218,092	—	333,508
Selling, general and administrative expenses	(51,197)	(55,105)	(147,978)	—	(254,280)
Special charges, net	(24,177)	(3,277)	(31,731)	—	(59,185)
Other operating, net	298	473	(2,616)	—	(1,845)
Operating income (loss)	(75,659)	58,090	35,767	—	18,198
Other income (expense):
Interest expense	(74,389)	11,678	(33,442)	—	(96,153)
Debt modification and extinguishment costs	(13,350)	—	(2,375)	—	(15,725)
Intercompany royalty and technical service fees	13,904	(10,918)	(2,986)	—	—
Foreign currency and other, net	12,460	894	(40,437)	—	(27,083)
Equity in earnings of subsidiaries	9,646	(34,131)	—	24,485	—
Income (loss) before income taxes	(127,388)	25,613	(43,473)	24,485	(120,763)
Income tax (provision) benefit	12,091	(16,064)	5,496	—	1,523
Net income (loss)	(115,297)	9,549	(37,977)	24,485	(119,240)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	—	—	(3,943)	—	(3,943)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	$(115,297)	$9,549	$(34,034)	$24,485	$(115,297)
Comprehensive income (loss)	$(166,355)	$(41,779)	$(56,270)	$98,049	$(166,355)

Condensed Consolidating Statements of Operations
For the Fiscal Year Ended December 28, 2013

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$392,212	$844,997	$(22,347)	$1,214,862
Cost of goods sold	(103)	(334,278)	(706,772)	22,347	(1,018,806)
Gross profit	(103)	57,934	138,225	—	196,056
Selling, general and administrative expenses	(44,835)	(28,744)	(79,609)	—	(153,188)
Special charges, net	(22,080)	(1,381)	(9,727)	—	(33,188)
Other operating, net	34	(442)	(2,104)	—	(2,512)
Operating income (loss)	(66,984)	27,367	46,785	—	7,168
Other income (expense):
Interest expense	(51,558)	14,655	(19,071)	—	(55,974)
Debt modification and extinguishment costs	(3,334)	—	—	—	(3,334)
Intercompany royalty and technical service fees	20,405	(4,445)	(15,960)	—	—
Foreign currency and other, net	375	(246)	(8,980)	—	(8,851)
Equity in earnings of subsidiaries	64,273	(1,179)	—	(63,094)	—
Income (loss) before income taxes	(36,823)	36,152	2,774	(63,094)	(60,991)
Income tax (provision) benefit	11,890	28,758	(4,624)	—	36,024
Net income (loss)	(24,933)	64,910	(1,850)	(63,094)	(24,967)
Less: Earnings attributable to noncontrolling interest	—	—	(34)	—	(34)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	(24,933)	64,910	(1,816)	(63,094)	(24,933)
Comprehensive income (loss)	$(18,270)	$75,369	$(1,496)	$(73,873)	$(18,270)

Condensed Consolidating Statements of Operations
For the Fiscal Year Ended December 29, 2012

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$367,548	$808,134	$(20,519)	$1,155,163
Cost of goods sold	131	(319,537)	(659,030)	20,519	(957,917)
Gross profit	131	48,011	149,104	—	197,246
Selling, general and administrative expenses	(40,053)	(24,190)	(76,533)	—	(140,776)
Special charges, net	(8,515)	(2,305)	(8,772)	—	(19,592)
Other operating, net	5	264	18	—	287
Operating income (loss)	(48,432)	21,780	63,817	—	37,165
Other income (expense):
Interest expense	(52,090)	21,192	(19,516)	—	(50,414)
Intercompany royalty and technical service fees	17,097	(4,132)	(12,965)	—	—
Foreign currency and other, net	18,938	(18,901)	(5,171)	—	(5,134)
Equity in earnings of subsidiaries	32,077	19,260	—	(51,337)	—
Income (loss) before income taxes	(32,410)	39,199	26,165	(51,337)	(18,383)
Income tax (provision) benefit	6,372	(5,886)	(8,141)	—	(7,655)
Net income (loss)	(26,038)	33,313	18,024	(51,337)	(26,038)
Comprehensive income (loss)	$(43,678)	$17,536	$481	$(18,017)	$(43,678)

Condensed Consolidating Statements of Cash Flows
For the Fiscal Year Ended December 31, 2014

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(249,860)	$165,527	$133,481	$—	$49,148
Investing activities:
Purchases of property, plant and equipment	(3,964)	(32,731)	(45,762)	—	(82,457)
Proceeds from the sale of assets	—	—	2,306	—	2,306
Acquisition of intangibles and other	(250)	—	—	—	(250)
Acquisitions, net of cash acquired	—	—	(356,281)	—	(356,281)
Intercompany investing activities, net	(333,910)	(443,791)	791	776,910	—
Net cash provided by (used in) investing activities	(338,124)	(476,522)	(398,946)	776,910	(436,682)
Financing activities:
Issuance of common stock	750	—	—	—	750
Proceeds from long-term borrowings	628,000	—	135	—	628,135
Proceeds from short-term borrowings	1,691	—	30,400	—	32,091
Repayment of long-term borrowings	(65,085)	—	(66,368)	—	(131,453)
Repayment of short-term borrowings	(1,696)	—	(15,113)	—	(16,809)
Loan acquisition costs	(21,283)	—	—	—	(21,283)
Debt modification costs	(1,680)	—	(2,375)	—	(4,055)
Intercompany financing activities, net	79,939	374,636	322,335	(776,910)	—
Net cash provided by (used in) financing activities	620,636	374,636	269,014	(776,910)	487,376
Effect of exchange rate changes on cash	—	—	(7,415)	—	(7,415)
Net change in cash and cash equivalents	32,652	63,641	(3,866)	—	92,427
Cash and cash equivalents at beginning of period	2,068	13,103	70,893	—	86,064
Cash and cash equivalents at end of period	$34,720	$76,744	$67,027	$—	$178,491

Condensed Consolidating Statements of Cash Flows
For the Fiscal Year Ended December 28, 2013

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(97,500)	$64,440	$49,910	$—	$16,850
Investing activities:
Purchases of property, plant and equipment	(1,356)	(9,841)	(43,445)	—	(54,642)
Proceeds from the sale of assets	—	—	435	—	435
Acquisition of intangibles and other	(356)	—	(4,226)	—	(4,582)
Acquisitions, net of cash acquired	(278,970)	—	—	—	(278,970)
Intercompany investing activities, net	(12,783)	(81,373)	(15,000)	109,156	—
Net cash provided by (used in) investing activities	(293,465)	(91,214)	(62,236)	109,156	(337,759)
Financing activities:
Issuance of common stock	30,504	—	—	—	30,504
Proceeds from long-term borrowings	612,602	—	17,397	—	629,999
Proceeds from short-term borrowings	2,216	—	1,871	—	4,087
Repayment of long-term borrowings	(318,154)	—	(19,525)	—	(337,679)
Repayment of short-term borrowings	(2,619)	—	—	—	(2,619)
Loan acquisition costs	(16,102)	—	—	—	(16,102)
Intercompany financing activities, net	84,100	11,592	13,464	(109,156)	—
Net cash provided by (used in) financing activities	392,547	11,592	13,207	(109,156)	308,190
Effect of exchange rate changes on cash	—	—	904	—	904
Net change in cash and cash equivalents	1,582	(15,182)	1,785	—	(11,815)
Cash and cash equivalents at beginning of period	486	28,285	69,108	—	97,879
Cash and cash equivalents at end of period	$2,068	$13,103	$70,893	$—	$86,064

Condensed Consolidating Statements of Cash Flows
For the Fiscal Year Ended December 29, 2012

In thousands	AVINTIV (Issuer)	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(81,186)	$77,313	$79,344	$—	$75,471
Investing activities:
Purchases of property, plant and equipment	(26,043)	(4,021)	(21,561)	—	(51,625)
Proceeds from the sale of assets	—	1,646	14	—	1,660
Acquisition of intangibles and other	(268)	—	—	—	(268)
Intercompany investing activities, net	57,118	(37,797)	(25,218)	5,897	—
Net cash provided by (used in) investing activities	30,807	(40,172)	(46,765)	5,897	(50,233)
Financing activities:
Issuance of common stock	1,087	—	—	—	1,087
Proceeds from long-term borrowings	—	—	10,977	—	10,977
Proceeds from short-term borrowings	2,725	—	3,000	—	5,725
Repayment of long-term borrowings	(107)	—	(7,571)	—	(7,678)
Repayment of short-term borrowings	(1,933)	—	(8,000)	—	(9,933)
Loan acquisition costs	(220)	—	—	—	(220)
Intercompany financing activities, net	46,178	(23,430)	(16,851)	(5,897)	—
Net cash provided by (used in) financing activities	47,730	(23,430)	(18,445)	(5,897)	(42)
Effect of exchange rate changes on cash	—	—	(59)	—	(59)
Net change in cash and cash equivalents	(2,649)	13,711	14,075	—	25,137
Cash and cash equivalents at beginning of period	3,135	14,574	55,033	—	72,742
Cash and cash equivalents at end of period	$486	$28,285	$69,108	$—	$97,879